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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]; Amendment Number:
                                              -----------------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    J. Christopher Flowers
Address: c/o J.C. Flowers & Co. LLC
         717 Fifth Avenue
         26th Floor
         New York, NY 10022

Form 13F File Number: 28-12953

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Christopher Flowers
Phone:   (212) 404-6800

Signature, Place, and Date of Signing:


 /s/ J. Christopher Flowers           New York, NY            August 14, 2009
----------------------------   -------------------------   ---------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         3
Form 13F Information Table Value Total:  $190,672 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number   Name
----   --------------------   ----
NONE

                           FORM 13F INFORMATION TABLE
                             J. CHRISTOPHER FLOWERS
                         FOR QUARTER ENDED JUNE 30, 2009

                                                                                                 Voting Authority
                          Title               Value    Shrs or  SH/ Put/ Investment  Other   -----------------------
Name of Issuer           of Class   CUSIP   (x $1000)  prn amt  PRN Call Discretion Managers    Sole     Shared None
------------------------ -------- --------- --------- --------- --- ---- ---------- -------- ----------- ------ ----
ENSTAR GROUP LIMITED (1) SHS      G3075P101 $88,703   1,507,269  SH         SOLE             1,277,810(2)
AFFIRMATIVE INS HLDGS
INC (3)                  COM      008272106 $25,953   7,310,662  SH         SOLE             7,310,662
ENCORE CAP GROUP INC (4) COM      292554102 $76,016   5,737,032  SH         SOLE             5,737,032

(1) Mr. Flowers holds 1,221,555 shares of Enstar Group Limited ("Enstar") personally and exercises investment discretion over 285,714 shares of Enstar through (x) JCF Associates II Ltd., of which he is the sole director, and JCF Associates II-A LLC, of which he is the managing member, on behalf of J.C. Flowers II L.P., J.C. Flowers II-A L.P. and J.C. Flowers II-B L.P. and (y) FSO GP Ltd., of which he is the sole director, on behalf of Financial Service Opportunities L.P.

(2) The bye-laws of Enstar reduce the total voting power of any U.S. shareholder or direct foreign shareholder group owning 9.5% or more of its Ordinary Shares to less than 9.5% of the voting power of all of Enstar's shares. As a result of this provision, Mr. Flowers had voting authority with respect to only 1,277,810 of the 1,507,269 shares of Enstar over which he had investment discretion as of June 30, 2009. This number is based upon Enstar having 13,450,634 shares outstanding as of May 6, 2009.

(3) Mr. Flowers exercises investment discretion over this position through JCF Associates I LLC, of which he is the managing member, on behalf of J.C. Flowers I L.P.

(4) Mr. Flowers exercises investment discretion over this position through JCF Associates II-A LLC, of which he is the managing member, on behalf of JCF FPK I LP.